Employee benefits - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 78,054
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 85,856
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 82,294
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 81,164